Schedule of investments
Delaware Emerging Markets Fund	August 31, 2020 (Unaudited)
	Number of shares	Value (US $)
Common Stock – 97.61%Δ
Argentina − 0.21%
Cablevision Holding GDR	443,972	$1,223,035
Cresud ADR †	1,624,384	5,522,905
Grupo Clarin GDR Class B 144A #, =, †	131,213	65,165
IRSA Inversiones y Representaciones ADR †	1,184,728	3,933,297
IRSA Propiedades Comerciales ADR	44,833	351,491
		11,095,893
Bahrain − 0.02%
Aluminum Bahrain GDR 144A #	221,400	1,124,468
		1,124,468
Brazil − 7.59%
AES Tiete Energia	516,085	1,412,086
Arcos Dorados Holdings Class A	2,304,235	10,253,846
Atacadao	500,000	1,776,946
B2W Cia Digital †	10,500,000	215,232,271
Banco Bradesco ADR	5,438,400	20,502,768
Banco Santander Brasil ADR	3,051,128	15,774,332
BRF ADR †	6,850,000	24,660,000
Embraer ADR †	420,704	2,229,731
Itau Unibanco Holding ADR	9,170,000	39,064,200
Rumo †	1,905,351	7,971,278
Telefonica Brasil ADR	2,050,000	17,896,500
TIM Participacoes ADR	1,244,820	16,232,453
Vale ADR	2,000,000	22,000,000
		395,006,411
Chile − 0.70%
Cia Cervecerias Unidas ADR	410,528	5,418,970
Sociedad Quimica y Minera de Chile ADR	989,600	31,033,856
		36,452,826
China − 39.71%
58.com ADR †	54,702	3,028,303
Alibaba Group Holding ADR †	990,000	284,159,700
Baidu ADR †	420,000	52,319,400
BeiGene †	1,615,700	30,353,529
China Mobile	11,698,500	81,736,442
China Petroleum & Chemical Class H	30,000,000	13,857,707
CNOOC	19,311,000	21,976,597
Guangshen Railway Class H	11,000,000	2,143,171
iQIYI ADR †	620,000	13,423,000
JD.com ADR †	2,800,000	220,192,000
Kangji Medical Holdings †	3,000	9,716
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Schedule of investments
Delaware Emerging Markets Fund (Unaudited)
	Number of shares	Value (US $)
Common StockΔ (continued)
China (continued)
Kunlun Energy	21,000,000	$15,661,531
Kweichow Moutai Class A	969,961	252,791,522
PetroChina Class H	18,000,000	6,224,355
Ping An Insurance Group Co. of China Class H	4,000,000	42,605,352
Prosus †	300,000	30,015,139
SINA †	2,047,649	83,308,600
Sinofert Holdings †	28,000,000	2,637,351
Sogou ADR †	1,500,000	12,975,000
Sohu.com ADR †	2,219,642	44,703,590
Tencent Holdings	4,750,000	325,136,771
Tencent Music Entertainment Group ADR †	1,217	19,022
Tianjin Development Holdings	15,885,550	3,381,998
Tingyi Cayman Islands Holding	12,000,000	22,543,934
Trip.com Group ADR †	582,400	17,611,776
Tsingtao Brewery Class H	7,000,000	63,766,096
Uni-President China Holdings	31,186,000	28,408,707
Weibo ADR †	740,766	27,630,572
Wuliangye Yibin Class A	10,299,780	360,615,510
ZhongAn Online P&C Insurance Class H 144A #, †	739,600	4,871,691
		2,068,108,082
India − 10.25%
Aurobindo Pharma	1,500,000	16,484,054
Glenmark Pharmaceuticals	1,167,988	7,451,512
Indiabulls Real Estate GDR †	102,021	87,738
Lupin	2,500,000	31,503,244
Reliance Industries	10,500,000	296,808,749
Reliance Industries GDR 144A #	2,342,712	133,529,327
Tata Chemicals	1,866,909	7,925,946
Tata Consumer Products	2,128,276	15,392,286
Tata Motors †	3,000,000	5,836,362
United Breweries	484,517	6,652,544
Wockhardt †	1,200,000	5,099,480
Zee Entertainment Enterprises †	2,530,000	6,996,318
		533,767,560
Indonesia − 0.50%
Astra Agro Lestari	9,132,500	6,380,991
Astra International	56,000,000	19,612,017
		25,993,008
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(Unaudited)
	Number of shares	Value (US $)
Common StockΔ (continued)
Malaysia − 0.03%
UEM Sunrise †	17,000,000	$1,651,610
		1,651,610
Mexico − 2.64%
America Movil ADR Class L	1,350,000	16,429,500
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santander ADR	8,042,900	25,898,138
Cemex ADR	2,326,397	7,467,734
Coca-Cola Femsa ADR	600,000	25,074,000
Fomento Economico Mexicano ADR	154,722	9,024,934
Grupo Financiero Banorte Class O †	4,000,000	13,746,458
Grupo Lala	3,900,027	2,463,138
Grupo Televisa ADR †	6,017,000	37,425,740
		137,529,642
Peru − 0.87%
Cia de Minas Buenaventura ADR	3,217,400	45,300,992
		45,300,992
Republic of Korea − 15.75%
KB Financial Group ADR	245,928	7,611,472
LG Display †	1,000,000	12,290,597
LG Uplus	2,403,542	24,179,078
Lotte	300,000	7,576,395
Lotte Chilsung Beverage	44,000	3,485,479
Lotte Confectionery	60,000	5,050,930
Samsung Electronics	5,200,000	236,383,534
Samsung Life Insurance	360,939	18,595,392
Shinhan Financial Group	300,000	7,488,004
SK Hynix	3,490,000	220,640,626
SK Telecom	727,354	151,850,991
SK Telecom ADR	5,454,200	125,282,974
		820,435,472
Russia − 5.27%
ENEL RUSSIA PJSC GDR	21,161	13,099
Etalon Group GDR 144A #, =	1,616,300	2,569,917
Gazprom PJSC ADR	14,600,000	71,124,075
Mail.Ru Group GDR †	400,000	12,069,512
Rosneft Oil PJSC GDR	14,555,684	74,492,090
Sberbank of Russia PJSC †	12,000,000	36,450,774
Sberbank of Russia PJSC ADR †	800,000	9,612,547
Surgutneftegas PJSC ADR	2,014,441	10,069,675
T Plus PJSC =	36,096	0
NQ-019 [8/20] 10/20 (1353956)    3

Schedule of investments
Delaware Emerging Markets Fund (Unaudited)
	Number of shares	Value (US $)
Common StockΔ (continued)
Russia (continued)
VEON ADR	732,264	$1,039,815
Yandex Class A †	836,225	57,055,632
		274,497,136
South Africa − 0.43%
Naspers Class N	120,000	21,893,961
Sun International †	364,166	268,109
		22,162,070
Taiwan − 12.18%
FIT Hon Teng 144A #, †	33,000,000	13,029,341
MediaTek	9,000,000	170,543,428
Taiwan Semiconductor Manufacturing	31,000,000	450,607,502
		634,180,271
Turkey − 0.67%
Akbank T.A.S. †	19,500,000	12,989,375
Turk Telekomunikasyon	951,192	884,980
Turkcell Iletisim Hizmetleri	2,427,827	4,735,933
Turkcell Iletisim Hizmetleri ADR	2,066,701	10,085,501
Turkiye Sise ve Cam Fabrikalari	7,651,443	6,295,425
		34,991,214
United Kingdom − 0.05%
Griffin Mining †	3,056,187	2,635,056
		2,635,056
United States − 0.74%
Micron Technology †	850,000	38,683,500
		38,683,500
Total Common Stock (cost $4,146,060,726)		5,083,615,211

Preferred Stocks – 1.95%Δ
Brazil − 0.61%
Braskem Class A 4.02%	1,470,000	5,728,667
Petroleo Brasileiro ADR 3.47%	2,500,000	20,025,000
Usinas Siderurgicas de Minas Gerais Usiminas Class A 0.41%	3,235,733	5,988,926
		31,742,593
Republic of Korea − 0.91%
Samsung Electronics 2.96%	1,183,100	47,308,065
		47,308,065
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(Unaudited)
	Number of shares	Value (US $)

Preferred Stocks (continued)
Russia − 0.43%
Transneft PJSC	12,000	$22,267,373
		22,267,373
Total Preferred Stocks (cost $66,489,867)		101,318,031

Exchange-Traded Fund – 0.11%
iShares MSCI Turkey ETF	290,275	5,796,792
Total Exchange-Traded Fund (cost $13,207,352)		5,796,792

Participation Notes – 0.00%
Lehman Brothers Equity Finance LEPO =, †	172,132	0
Lehman Brothers Equity Finance LEPO =, †	254,590	0
Total Participation Notes (cost $8,559,057)		0

Short-Term Investments – 0.76%
Money Market Mutual Funds – 0.76%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.01%)	9,933,427	9,933,427
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	9,933,427	9,933,427
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	9,933,427	9,933,427
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	9,933,428	9,933,428
Total Short-Term Investments (cost $39,733,709)		39,733,709
Total Value of Securities−100.43% (cost $4,274,050,711)		5,230,463,743
Liabilities Net of Receivables and Other Assets — (0.43)%		(22,410,604)
Net Assets Applicable to 235,552,318 Shares Outstanding — 100.00%	$5,208,053,139
Δ	Securities have been classified by country of origin.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2020, the aggregate value of Rule 144A securities was $155,189,909, which represents 2.98% of the Fund's net assets.
NQ-019 [8/20] 10/20 (1353956)    5

Schedule of investments
Delaware Emerging Markets Fund (Unaudited)
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
Summary of abbreviations:
ADR – American Depositary Receipt
ETF – Exchange-Traded Fund
GDR – Global Depositary Receipt
GS – Goldman Sachs
LEPO – Low Exercise Price Option
MSCI – Morgan Stanley Capital International
PJSC – Private Joint Stock Company
6    NQ-019 [8/20] 10/20 (1353956)